Note 14 - Information by Operating Segment	12 Months Ended
Sep. 30, 2022
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]

14. INFORMATION BY OPERATING SEGMENT

The Company has three reportable segments: Gas Utility, Gas Marketing, and Midstream. The Gas Utility segment is the aggregation of the operations of the Utilities. The Gas Marketing segment includes the results of Spire Marketing, a subsidiary engaged in the non-regulated marketing of natural gas and related activities, including utilizing natural gas storage contracts for providing natural gas sales. The Midstream segment includes Spire STL Pipeline, a subsidiary of Spire providing interstate natural gas pipeline transportation services, and Spire Storage, a subsidiary of Spire providing interstate natural gas storage services. Other components of the Company’s consolidated information include Spire’s subsidiaries engaged in the operation of a propane pipeline and risk management, among other activities, and unallocated corporate items, including certain debt and associated interest costs.

Accounting policies are described in Note 1, Summary of Significant Accounting Policies. Intersegment transactions include sales of natural gas from Spire Marketing to Spire Missouri and Spire Alabama, sales of natural gas from Spire Missouri to Spire Marketing, sales of natural gas from Spire Alabama to Spire Marketing, propane transportation services provided by Spire NGL Inc. to Spire Missouri, and propane storage services provided by Spire Missouri to Spire NGL Inc.

Management evaluates the performance of the operating segments based on the computation of net economic earnings. Net economic earnings exclude from reported net income the after-tax impacts of fair value accounting and timing adjustments associated with energy-related transactions, the impacts of acquisition, divestiture and restructuring activities, and the largely non-cash impacts of other non-recurring or unusual items such as certain regulatory, legislative or GAAP standard-setting actions.

	Gas	Gas
2022	Utility	Marketing	Midstream	Other	Eliminations	Consolidated
Revenues from external customers	$1,945.6	$234.9	$17.4	$0.6	$—	$2,198.5
Intersegment revenues	0.5	—	35.7	15.5	(51.7)	—
Total Operating Revenues	1,946.1	234.9	53.1	16.1	(51.7)	2,198.5
Operating Expenses
Natural gas	788.8	171.4	—	—	(36.3)	923.9
Operation and maintenance	413.3	14.6	22.2	14.9	(15.4)	449.6
Depreciation and amortization	227.9	1.4	7.5	0.5	—	237.3
Taxes, other than income taxes	176.2	0.6	2.6	0.1	—	179.5
Total Operating Expenses	1,606.2	188.0	32.3	15.5	(51.7)	1,790.3
Operating Income	$339.9	$46.9	$20.8	$0.6	$—	$408.2
Net Economic Earnings (Loss)	$202.7	$27.0	$11.1	$(24.5)	$—	$216.3
Capital Expenditures	$528.6	$0.9	$23.3	$—	$(0.6)	$552.2

	Gas	Gas
2021	Utility	Marketing	Midstream	Other	Eliminations	Consolidated
Revenues from external customers	$2,118.2	$96.5	$19.9	$0.9	$—	$2,235.5
Intersegment revenues	1.1	—	32.7	14.2	(48.0)	—
Total Operating Revenues	2,119.3	96.5	52.6	15.1	(48.0)	2,235.5
Operating Expenses
Natural gas	961.7	18.8	—	0.1	(34.3)	946.3
Operation and maintenance	422.2	17.1	24.2	16.0	(13.7)	465.8
Depreciation and amortization	204.4	1.2	6.9	0.6	—	213.1
Taxes, other than income taxes	157.0	0.9	2.0	0.2	—	160.1
Total Operating Expenses	1,745.3	38.0	33.1	16.9	(48.0)	1,785.3
Operating Income (Loss)	$374.0	$58.5	$19.5	$(1.8)	$—	$450.2
Net Economic Earnings (Loss)	$230.6	$47.0	$11.1	$(22.4)	$—	$266.3
Capital Expenditures	$590.4	$0.7	$33.0	$0.7	$—	$624.8

	Gas	Gas
2020	Utility	Marketing	Midstream	Other	Eliminations	Consolidated
Revenues from external customers	$1,751.8	$87.9	$14.9	$0.8	$—	$1,855.4
Intersegment revenues	0.2	—	28.2	13.9	(42.3)	—
Total Operating Revenues	1,752.0	87.9	43.1	14.7	(42.3)	1,855.4
Operating Expenses
Natural gas	660.2	65.1	0.3	0.1	(29.6)	696.1
Operation and maintenance	421.3	11.8	21.9	16.3	(12.7)	458.6
Depreciation and amortization	189.7	0.6	6.5	0.5	—	197.3
Taxes, other than income taxes	146.5	1.1	1.0	(0.2)	—	148.4
Impairments	—	—	140.8	7.8	—	148.6
Total Operating Expenses	1,417.7	78.6	170.5	24.5	(42.3)	1,649.0
Operating Income (Loss)	$334.3	$9.3	$(127.4)	$(9.8)	$—	$206.4
Net Economic Earnings (Loss)	$213.4	$9.1	$5.9	$(20.6)	$—	$207.8
Capital Expenditures	$547.8	$3.6	$86.3	$0.7	$—	$638.4

Total Assets at End of Year	2022	2021	2020
Gas Utility	$8,042.8	$7,615.4	$6,716.2
Gas Marketing	638.7	466.1	182.7
Midstream	446.0	413.8	388.8
Other	2,705.5	2,193.3	2,313.5
Eliminations	(1,749.3)	(1,332.2)	(1,360.0)
Total Assets	$10,083.7	$9,356.4	$8,241.2

Reconciliation of Consolidated Net Income to Consolidated Net Economic Earnings	2022	2021	2020
Net Income	$220.8	$271.7	$88.6
Adjustments, pre-tax:
Impairments	—	—	148.6
Missouri regulatory adjustments	—	(9.0)	—
Fair value and timing adjustments	(11.4)	3.3	2.5
Acquisition, divestiture and restructuring activities	—	(1.3)	—
Income tax effect of adjustments	6.9	1.6	(31.9)
Net Economic Earnings	$216.3	$266.3	$207.8